Investments (excluding Consolidated Investment Entities) - Unrealized Capital Losses (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Available-for-sale Securities, Including Securities Pledged [Line Items]
Six Months or Less Below Amortized Cost, Fair Value	$ 7,533.0	$ 2,606.3
Six Months or Less Below Amortized Cost, Unrealized Capital Loss	131.3	40.3
More Than Six Months and Twelve Months or Less Below Amortized Cost, Fair Value	11,610.3	240.6
More Than Six Months and Twelve Months or Less Below Amortized Cost, Unrealized Capital Loss	800.0	15.4
More Than Twelve Months Below Amortized Cost, Fair Value	1,726.3	1,784.8
More Than Twelve Months Below Amortized Cost, Unrealized Capital Loss	205.2	237.0
Total, Fair Value	20,869.6	4,631.7
Total Unrealized Capital Losses	1,136.5	292.7
Average market value of fixed maturities with unrealized capital losses aged more than twelve months	89.40%	88.30%
U.S. Treasuries
Available-for-sale Securities, Including Securities Pledged [Line Items]
Six Months or Less Below Amortized Cost, Fair Value	1,559.5	451.2
Six Months or Less Below Amortized Cost, Unrealized Capital Loss	24.3	1.8
More Than Six Months and Twelve Months or Less Below Amortized Cost, Fair Value	1,087.6	0
More Than Six Months and Twelve Months or Less Below Amortized Cost, Unrealized Capital Loss	52.6	0
More Than Twelve Months Below Amortized Cost, Fair Value	41.9	0
More Than Twelve Months Below Amortized Cost, Unrealized Capital Loss	9.9	0
Total, Fair Value	2,689.0	451.2
Total Unrealized Capital Losses	86.8	1.8
U.S. government agencies and authorities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Six Months or Less Below Amortized Cost, Fair Value	9.5	0
Six Months or Less Below Amortized Cost, Unrealized Capital Loss	0	0
More Than Six Months and Twelve Months or Less Below Amortized Cost, Fair Value	55.9	0
More Than Six Months and Twelve Months or Less Below Amortized Cost, Unrealized Capital Loss	1.4	0
More Than Twelve Months Below Amortized Cost, Fair Value	0	0
More Than Twelve Months Below Amortized Cost, Unrealized Capital Loss	0	0
Total, Fair Value	65.4	0
Total Unrealized Capital Losses	1.4	0
U.S. corporate, state and municipalities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Six Months or Less Below Amortized Cost, Fair Value	3,524.9	1,333.4
Six Months or Less Below Amortized Cost, Unrealized Capital Loss	78.5	19.2
More Than Six Months and Twelve Months or Less Below Amortized Cost, Fair Value	6,893.9	116.5
More Than Six Months and Twelve Months or Less Below Amortized Cost, Unrealized Capital Loss	519.6	3.0
More Than Twelve Months Below Amortized Cost, Fair Value	821.9	231.2
More Than Twelve Months Below Amortized Cost, Unrealized Capital Loss	109.6	26.6
Total, Fair Value	11,240.7	1,681.1
Total Unrealized Capital Losses	707.7	48.8
Foreign
Available-for-sale Securities, Including Securities Pledged [Line Items]
Six Months or Less Below Amortized Cost, Fair Value	1,133.6	360.2
Six Months or Less Below Amortized Cost, Unrealized Capital Loss	16.0	12.7
More Than Six Months and Twelve Months or Less Below Amortized Cost, Fair Value	2,447.8	59.8
More Than Six Months and Twelve Months or Less Below Amortized Cost, Unrealized Capital Loss	184.3	7.4
More Than Twelve Months Below Amortized Cost, Fair Value	179.1	314.9
More Than Twelve Months Below Amortized Cost, Unrealized Capital Loss	18.4	39.2
Total, Fair Value	3,760.5	734.9
Total Unrealized Capital Losses	218.7	59.3
Residential mortgage-backed securities
Available-for-sale Securities, Including Securities Pledged [Line Items]
Six Months or Less Below Amortized Cost, Fair Value	919.1	369.3
Six Months or Less Below Amortized Cost, Unrealized Capital Loss	8.3	6.4
More Than Six Months and Twelve Months or Less Below Amortized Cost, Fair Value	1,019.6	42.0
More Than Six Months and Twelve Months or Less Below Amortized Cost, Unrealized Capital Loss	40.6	2.1
More Than Twelve Months Below Amortized Cost, Fair Value	377.9	585.1
More Than Twelve Months Below Amortized Cost, Unrealized Capital Loss	31.5	78.2
Total, Fair Value	2,316.6	996.4
Total Unrealized Capital Losses	80.4	86.7
Commercial mortgage-backed
Available-for-sale Securities, Including Securities Pledged [Line Items]
Six Months or Less Below Amortized Cost, Fair Value	235.8	22.0
Six Months or Less Below Amortized Cost, Unrealized Capital Loss	3.3	0.2
More Than Six Months and Twelve Months or Less Below Amortized Cost, Fair Value	0	15.3
More Than Six Months and Twelve Months or Less Below Amortized Cost, Unrealized Capital Loss	0	1.7
More Than Twelve Months Below Amortized Cost, Fair Value	6.2	44.4
More Than Twelve Months Below Amortized Cost, Unrealized Capital Loss	0.2	4.2
Total, Fair Value	242.0	81.7
Total Unrealized Capital Losses	3.5	6.1
Other asset-backed
Available-for-sale Securities, Including Securities Pledged [Line Items]
Six Months or Less Below Amortized Cost, Fair Value	150.6	70.2
Six Months or Less Below Amortized Cost, Unrealized Capital Loss	0.9	0
More Than Six Months and Twelve Months or Less Below Amortized Cost, Fair Value	105.5	7.0
More Than Six Months and Twelve Months or Less Below Amortized Cost, Unrealized Capital Loss	1.5	1.2
More Than Twelve Months Below Amortized Cost, Fair Value	299.3	609.2
More Than Twelve Months Below Amortized Cost, Unrealized Capital Loss	35.6	88.8
Total, Fair Value	555.4	686.4
Total Unrealized Capital Losses	$ 38.0	$ 90.0